February 5, 2001


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

RE:	Merrill Lynch New York Municipal Bond Fund of Merrill
	Lynch Multi-State Municipal Series Trust Post-Effective Amendment No. 19 to the Registration Statement on
	Form N-1A (Securities Act File No.002-99473, Investment
	Company Act No. 811-4375)

Ladies and Gentlemen:


	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch New York
	Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust (the "Fund") hereby certifies that:

(1)	the form of Prospectus and Statement of Additional Information
	that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 19 to the Fund's Registration Statement on Form
	N-1A: and

(2)	the text of Post-Effective Amendment No. 19 to the Fund's Registration
	Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on January 3, 2001.

Very truly yours,

Merrill Lynch New York Municipal Bond Fund of
     Merrill Lynch Multi-State Municipal Series Trust



______________________
Alice A. Pellegrino
Secretary of the Fund